Risk Management_Capital adequacy ratio (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of objectives policies and processes for managing capital [Abstract]
Minimum common equity tier one ratio	0.70%
Minimum tier one ratio	8.50%
Minimum total regulatory capital ratio	10.50%
Summary of quantitative data about what entity manages as capital	According to the above regulations, the Group is required to meet the following new minimum requirements: Tier 1 common capital ratio of 7.00%, a Tier 1 capital ratio of 8.5% and a minimum total capital ratio of 10.5% as of December 31, 2019.
Qualitative information about entitys objectives policies and processes for managing capital	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel published by Basel III Committee on Banking Supervision in Bank for International Settlement in 2010 and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium - risk weighted assets) based on the consolidated financial statements of the Group.
Tier one risk based capital [Abstract]
Tier 1 capital	₩ 19,135,300
Other Tier 1 capital	3,340,252
Tier 2 capital	4,639,519
Total risk adjusted capital	27,115,071
Risk weighted assets for credit risk	209,802,895
Risk weighted assets for market risk	5,586,757
Risk weighted assets for operational risk	12,656,301
Total risk weighted assets	₩ 228,045,953
Common Equity Tier 1 ratio	0.0839
Tier 1 capital ratio	9.86%
Total capital ratio	11.89%